AMG GW&K Small/Mid Cap Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2021
	Shares	Value
Common Stocks - 97.2%
Consumer Discretionary - 12.9%
Bright Horizons Family Solutions, Inc.*	24,999	$3,485,361
Burlington Stores, Inc.*	17,289	4,902,642
Carter's, Inc.	36,737	3,572,306
Cavco Industries, Inc.*	24,765	5,862,866
Dorman Products, Inc.*	54,023	5,114,357
Five Below, Inc.*	37,806	6,684,479
Gentherm, Inc.*	57,397	4,645,139
Grand Canyon Education, Inc.*	29,370	2,583,385
Lithia Motors, Inc., Class A1	24,463	7,755,749
Nordstrom, Inc.*	112,854	2,984,988
Polaris, Inc.	56,236	6,729,200
Texas Roadhouse, Inc.	72,826	6,651,199
Vail Resorts, Inc.	11,773	3,932,771

Total Consumer Discretionary		64,904,442
Consumer Staples - 3.9%
BJ's Wholesale Club Holdings, Inc.*	188,795	10,368,622
Lancaster Colony Corp.	31,326	5,288,142
Performance Food Group Co.*	90,155	4,188,601

Total Consumer Staples		19,845,365
Energy - 2.6%
Devon Energy Corp.	117,404	4,169,016
Diamondback Energy, Inc.	92,364	8,744,100

Total Energy		12,913,116
Financials - 12.8%
Artisan Partners Asset Management, Inc., Class A	49,479	2,420,513
Atlantic Union Bankshares Corp.	135,266	4,984,552
Glacier Bancorp, Inc.	72,675	4,022,561
Kemper Corp.	52,532	3,508,612
Kinsale Capital Group, Inc.	28,617	4,627,369
Pinnacle Financial Partners, Inc.	90,651	8,528,446
Piper Sandler Cos	43,011	5,955,303
Signature Bank	42,090	11,460,265
Voya Financial, Inc.[1]	120,347	7,388,103
Western Alliance Bancorp.	102,638	11,169,067

Total Financials		64,064,791
Health Care - 15.9%
Acadia Healthcare Co., Inc.*	144,895	9,241,403
Bio-Rad Laboratories, Inc., Class A*	14,107	10,523,117
Catalent, Inc.*	75,211	10,008,328
Chemed Corp.	4,327	2,012,574
Globus Medical, Inc., Class A*	66,576	5,101,053
	Shares	Value

Horizon Therapeutics PLC*	89,441	$9,797,367
Integer Holdings Corp.*	42,302	3,779,261
Jazz Pharmaceuticals PLC (Ireland)*,1	30,467	3,967,108
Molina Healthcare, Inc.*	22,172	6,015,485
Neurocrine Biosciences, Inc.*	50,184	4,813,147
STERIS PLC	29,238	5,972,739
Syneos Health, Inc.*	94,994	8,310,075

Total Health Care		79,541,657
Industrials - 16.5%
Booz Allen Hamilton Holding Corp.	51,688	4,101,443
Columbus McKinnon Corp.	41,015	1,983,075
Comfort Systems USA, Inc.	60,592	4,321,421
Exponent, Inc.	60,990	6,901,018
Federal Signal Corp.	175,564	6,780,282
Gates Industrial Corp PLC*	504,652	8,210,688
Gibraltar Industries, Inc.*	93,678	6,524,673
Hexcel Corp.*,1	81,315	4,829,298
Ingersoll Rand, Inc.*	162,377	8,185,425
Nordson Corp.	32,368	7,708,439
RBC Bearings, Inc.*	40,201	8,530,652
Ritchie Bros. Auctioneers, Inc. (Canada)	80,199	4,945,070
Schneider National, Inc., Class B	120,074	2,730,483
The Toro Co.	71,543	6,969,004

Total Industrials		82,720,971
Information Technology - 17.9%
Brooks Automation, Inc.	42,156	4,314,667
Cerence, Inc.*,1	71,280	6,850,721
Cognex Corp.	68,754	5,515,446
Entegris, Inc.	60,299	7,591,644
Gartner, Inc.*	30,149	9,161,678
HubSpot, Inc.*	17,271	11,676,750
Manhattan Associates, Inc.*	49,475	7,571,159
Paylocity Holding Corp.*	31,431	8,813,253
Power Integrations, Inc.	22,564	2,233,610
Rapid7, Inc.*,1	79,766	9,015,153
Silicon Laboratories, Inc.*	45,127	6,325,000
Zebra Technologies Corp., Class A*	20,497	10,564,564

Total Information Technology		89,633,645
Materials - 6.0%
AptarGroup, Inc.	39,728	4,741,537
Eagle Materials, Inc.	46,748	6,131,468
Element Solutions, Inc.	375,768	8,146,650
Quaker Chemical Corp.[1]	26,038	6,189,753

AMG GW&K Small/Mid Cap Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Materials - 6.0% (continued)
RPM International, Inc.	60,781	$4,719,645

Total Materials		29,929,053
Real Estate - 6.8%
American Campus Communities, Inc., REIT	86,709	4,201,051
CoreSite Realty Corp., REIT	29,557	4,094,827
Easterly Government Properties, Inc., REIT	230,285	4,757,688
Hudson Pacific Properties, Inc., REIT	193,528	5,083,980
Physicians Realty Trust, REIT	246,364	4,340,934
Summit Hotel Properties, Inc., REIT *	346,190	3,333,810
Sun Communities, Inc., REIT	43,934	8,132,183

Total Real Estate		33,944,473
	Shares	Value
Utilities - 1.9%
IDACORP, Inc.	51,883	$5,363,664
Portland General Electric Co.	87,239	4,099,361

Total Utilities		9,463,025

Total Common Stocks (Cost $358,407,024)		486,960,538
Total Investments - 97.2% (Cost $358,407,024)		486,960,538
Other Assets, less Liabilities - 2.8%		13,889,557
Net Assets - 100.0%		$500,850,095

*	Non-income producing security.
[1]	Some of these securities, amounting to $38,398,892 or 7.7% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See below for more information.

REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$486,960,538	—	—	$486,960,538
Total Investments in Securities	$486,960,538	—	—	$486,960,538

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended September 30, 2021, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$38,398,892	—	$40,012,937	$40,012,937
The following table summarizes the securities received as collateral for securities lending at September 30, 2021:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-7.500%	10/07/21-02/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.